CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 19,413,202	$ 2,814,650	¥ 20,446,104
Restricted cash	6,181,057	896,169	6,286,105
Short-term investments	35,485,908	5,144,973	29,402,661
Short-term financing receivables, net of allowance for credit losses of RMB131,558 and RMB139,427 as of December 31, 2021 and 2022, respectively	667,224	96,738	702,452
Accounts receivable and contract assets, net of allowance for credit losses of RMB2,151,271 and RMB2,088,478 as of December 31, 2021 and 2022, respectively	4,163,022	603,581	9,324,952
Amounts due from and prepayments to related parties	405,956	58,858	591,342
Loan receivables from related parties	50,463	7,316	42,788
Prepayments, receivables and other assets	4,057,843	588,333	3,129,950
Total current assets	70,424,675	10,210,618	69,926,354
Non-current assets:
Property, plant and equipment, net	2,036,553	295,272	1,971,707
Right-of-use assets	11,284,070	1,636,036	7,244,211
Long-term financing receivables, net of allowance for credit losses of RMB204 and nil as of December 31, 2021 and 2022, respectively	0		10,039
Long-term investments, net	17,925,653	2,598,975	17,038,171
Intangible assets, net	1,686,976	244,589	1,141,273
Goodwill	4,934,235	715,397	1,805,689
Long-term loan receivables from related parties	22,934	3,325
Other non-current assets	1,032,251	149,663	1,181,421
Total non-current assets	38,922,672	5,643,257	30,392,511
TOTAL ASSETS	109,347,347	15,853,875	100,318,865
Current liabilities
Accounts payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB61,836 and RMB62,910 as of December 31, 2021 and 2022, respectively)	5,843,321	847,202	6,008,765
Amounts due to related parties (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB142,723 and RMB822 as of December 31, 2021 and 2022, respectively)	425,685	61,719	584,078
Employee compensation and welfare payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB404,715 and RMB386,874 as of December 31, 2021 and 2022, respectively)	9,365,512	1,357,872	9,834,247
Customer deposits payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB3,407,217 and RMB2,915,103 as of December 31, 2021 and 2022, respectively)	4,194,828	608,193	4,181,337
Income taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB37,308 and RMB50,383 as of December 31, 2021 and 2022, respectively)	542,290	78,625	567,589
Short-term borrowings (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2021 and 2022, respectively)	619,000	89,747	260,000
Lease liabilities current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB9,618 and RMB369 as of December 31, 2021 and 2022, respectively)	4,972,345	720,922	2,752,795
Short-term funding debts (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB194,200 and nil as of December 31, 2021 and 2022, respectively)			194,200
Contract liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB7,590 and RMB5,572 as of December 31, 2021 and 2022, respectively)	3,260,269	472,695	1,101,929
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB197,900 and RMB199,443 as of December 31, 2021 and 2022, respectively)	4,118,068	597,063	3,451,197
Total current liabilities	33,341,318	4,834,038	28,936,137
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB4,483 and RMB4,483 as of December 31, 2021 and 2022, respectively)	351,186	50,917	22,920
Lease liabilities non-current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB3,416 and RMB23 as of December 31, 2021 and 2022, respectively)	6,599,930	956,900	4,302,934
Other non-current liabilities	475	69	1,381
Total non-current liabilities	6,951,591	1,007,886	4,327,235
TOTAL LIABILITIES	40,292,909	5,841,924	33,263,372
Commitments and contingencies
KE Holdings Inc. shareholders' equity:
Ordinary shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 24,114,698,720 Class A ordinary shares, 885,301,280 Class B ordinary shares. 2,705,911,235 and 3,601,547,279 Class A ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively; 885,301,280 and 156,426,896 Class B ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively)	487	71	489
Treasury shares	(225,329)	(32,670)
Additional paid-in capital	80,302,956	11,642,834	78,972,169
Statutory reserves	660,817	95,809	483,887
Accumulated other comprehensive loss	(412,721)	(59,839)	(2,639,723)
Accumulated deficit	(11,405,850)	(1,653,693)	(9,842,846)
Total KE Holdings Inc. shareholders' equity	68,920,360	9,992,512	66,973,976
Non-controlling interests	134,078	19,439	81,517
TOTAL SHAREHOLDERS' EQUITY	69,054,438	10,011,951	67,055,493
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 109,347,347	$ 15,853,875	¥ 100,318,865